Measures in the Argentine economy (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Measures In Argentine Economy
Description of foreign exchange market	These measures include: (i) the establishment of a floating exchange rate band within which the U.S. dollar may fluctuate in the foreign exchange market. The initial band was set between Ps. 1,000 and Ps. 1,400, with its boundaries to be adjusted at a monthly rate of 1%; (ii) the elimination of the Export Increase Program (Programa de Incremento Exportador), which had allowed for the settlement of export proceeds using a split mechanism of 80% through the foreign exchange market and 20% through the financial market (commonly referred to as the "Dólar Blend"); (iii) the removal of foreign exchange restrictions applicable to individuals, including the US$ 200 monthly purchase limit in the foreign exchange market and restrictions affecting those who had received government assistance during the pandemic, subsidies, or public employment, among others, as well as cross-restrictions contained in Central Bank Communication “A” 7340 ARCA will eliminate the tax surcharge currently applicable to the purchase of foreign currency in the foreign exchange market (while maintaining it for tourism and credit card payments);
Description of capital goods	(d) imports of capital goods may now be paid with a 30% advance, 50% upon shipment, and 20% upon customs clearance (previously limited to a 20% advance and only applicable to MiPyMEs); and (e) imports of services between related parties may be paid once 90 days have elapsed from the date of service provision (previously 180 days); and (vi) a one-time elimination of the 90-day lookback period under Communication “A” 7340 applicable to legal entities, allowing such entities to resume access to the foreign exchange market under regular conditions.
Description of structure of staggered income tax rates		the applicable scale was the following: 25% up to an accumulated taxable net income of 14.3 million Ps.; 30% for the excess of such amount up to 143 million Ps.; and 35% for the excess of such amount. For fiscal year 2024 the applicable scale is the following: 25% up to an accumulated taxable net income of 34.7 million Ps.; 30% for the excess of such amount up to 347 million Ps.; and 35% for the excess of such amount.